12. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes Tables
Deferred tax assets
	2013	2012
Deferred tax assets (liabilities)
Net operating loss carry-forwards	$1,124,700	$1,009,000
Capital losses	5,000	5,000
Office equipment	12,500	12,500
Oil and gas properties	281,000	281,000
Asset retirement obligation	52,300	41,500
	1,475,500	1,349,000
Valuation allowance	(1,475,500)	(1,349,000)
Net deferred tax asset	$–	$–

(Benefit) provision for income taxes
	2013		2012		2011
Statutory federal income tax rate	(23%	)	(25%	)	(27%	)
Change in valuation allowance	(9%	)	(5%	)	(5%	)
Non-deductible stock-based compensation	3%		1%		2%
Non-deductible change in fair value of derivative Liability	32%		30%		30%
Effect of foreign exchange	(1%	)	1%		2%
Effect of reduction in income tax rate	(2%	)	(2%	)	(2%	)
	-%		-%		-%